Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Current assets:
Cash and equivalents	$ 462	$ 619	$ 514
Accounts receivable, net of allowances of $17 million and $45 million	882	775	447
Inventories	65	74	42
Royalty advances expected to be recouped within one year	189	170	123
Prepaid and other current assets	58	53	50
Total current assets	1,656	1,691	1,176
Royalty advances expected to be recouped after one year	231	208	153
Property, plant and equipment, net	295	300	229
Operating lease right-of-use assets, net	289
Goodwill	1,768	1,761	1,692
Intangible assets subject to amortization, net	1,712	1,723	1,851
Intangible assets not subject to amortization	152	151	154
Deferred tax assets, net	59	38	11
Other assets	152	145	78
Total assets	6,314	6,017	5,344
Current liabilities:
Accounts payable	202	260	281
Accrued royalties	1,671	1,567	1,396
Accrued liabilities	549	492	423
Accrued interest	23	34	31
Operating lease liabilities, current	38
Deferred revenue	159	180	208
Other current liabilities	157	286	34
Total current liabilities	2,799	2,819	2,373
Long-term debt	2,988	2,974	2,819
Operating lease liabilities, noncurrent	321
Deferred tax liabilities, net	171	172	165
Other noncurrent liabilities	204	321	307
Total liabilities	6,483	6,286	5,664
Equity:
Common stock	0	0	0
Additional paid-incapital	1,128	1,128	1,128
Accumulated deficit	(1,088)	(1,177)	(1,272)
Accumulated other comprehensive loss, net	(230)	(240)	(190)
Total Warner Music Group Corp. deficit	(190)	(289)	(334)
Noncontrolling interest	21	20	14
Total equity	(169)	(269)	(320)
Total liabilities and equity	$ 6,314	$ 6,017	$ 5,344